Basis of Presentation and Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 relatedparties	Dec. 25, 2010 weeks	Dec. 26, 2009 weeks
Number of Weeks in Fiscal Year Reporting Period		52	52
Advertising Expense	$ 398,800,000	$ 361,600,000	$ 349,300,000
Prepaid Advertising	21,600,000	13,400,000
Related Parties That Own Interests In Our Equity Method Investments	0
Allowance For Obsolete Supplies	$ 0	$ 0
Minimum
Number of Weeks in Fiscal Year Reporting Period	52
Equity Method Investment, Ownership Percentage	20.00%
Maximum
Number of Weeks in Fiscal Year Reporting Period	53
Equity Method Investment, Ownership Percentage	50.00%